RESTRUCTURING COSTS (Schedule of Accrued Restructuring Liability) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	$ 1,756
Additional costs	728
Cash payments	(1,631)
Adjustments	(853)
Balance at end of period
Severance and payroll related [Member] | Restructuring 2015 Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	752
Additional costs	272
Cash payments	(1,065)
Adjustments	41
Balance at end of period
Rent and Related Expenses [Member] | Restructuring 2015 Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period
Additional costs	456
Cash payments
Adjustments	(456)
Balance at end of period
Restructuring Accrual Assumed Upon Acquisition [Member] | Restructuring 2015 Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	1,004
Additional costs
Cash payments	(566)
Adjustments	(438)
Balance at end of period